Finance Charges and Other Revenues	12 Months Ended
Jan. 31, 2018
Supplemental Disclosure of Finance Charges and Other Revenue [Abstract]
Finance Charges and Other Revenue
Finance Charges and Other Revenues
Finance charges and other revenues consisted of the following:

	Year ended January 31,
(in thousands)	2018	2017	2016
Interest income and fees	$289,005	$238,386	$238,161
Insurance income	34,718	42,422	50,789
Other revenues	341	1,569	1,639
Total finance charges and other revenues	$324,064	$282,377	$290,589

Interest income and fees and insurance income are derived from the credit segment operations, whereas other revenues are derived from the retail segment operations. Insurance income is comprised of sales commissions from third-party insurance companies that are recognized when coverage is sold and retrospective commissions paid by the insurance carrier if insurance claims are less than earned premiums.

For the years ended January 31, 2018, 2017 and 2016, interest income and fees reflected provisions for uncollectible interest of $44.8 million, $40.6 million and $36.7 million, respectively. The amount included in interest income and fees related to TDR accounts for the years ended January 31, 2018, 2017 and 2016 is $19.3 million and $17.3 million and $14.0 million, respectively.